Supplement dated October 14, 2020 to the Prospectuses

each dated May 1, 2020, for:	each dated May 1, 2020, as supplemented, for:

Flex Extra

MassMutual Transitions SelectSM II

MassMutual Transitions®

Strategic Group Variable Universal Life® II

Issued by Massachusetts Mutual Life Insurance Company

MassMutual Artistry

Issued by Massachusetts Mutual Life Insurance Company in New York

and C.M. Life Insurance Company in all other states

Panorama Premier

Issued by Massachusetts Mutual Life Insurance Company in New York and New Jersey

and C.M. Life Insurance Company in all other states

Variable Life Plus

Issued by Massachusetts Mutual Life Insurance Company in New York

and MML Bay State Life Insurance Company in all other states

MassMutual ElectrumSM

MassMutual Evolution

MassMutual Transitions SelectSM

Variable Universal Life II

Issued by Massachusetts Mutual Life Insurance Company

Variable Universal Life

Issued by Massachusetts Mutual Life Insurance Company in New York and California

and C.M. Life Insurance Company in all other states

Variable Life Select

Issued by Massachusetts Mutual Life Insurance Company in New York and Puerto Rico

and MML Bay State Life Insurance Company in all other states

THIS SUPPLEMENT MUST BE READ IN CONJUNCTION WITH YOUR PROSPECTUS. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

This supplement amends certain information in the above-referenced prospectuses (“Prospectuses”):

•	Effective on or about November 18, 2020, BlackRock Investment Management, LLC will replace Barings LLC as the investment sub-adviser for the MML Blend Fund. All references in the Prospectuses to Barings LLC as the investment sub-adviser to the MML Blend Fund are replaced with BlackRock Investment Management, LLC.

If you have questions about this supplement, or other product questions, you may contact your registered representative, visit us online at www.massmutual.com/contact-us, or call our Customer Service Center Monday through Friday:

Strategic Group Variable Universal Life® II	(800) 548-0073 8 a.m. - 5 p.m. Eastern Time
MassMutual ElectrumSM	(800) 665-2654 8 a.m. - 5 p.m. Eastern Time
MassMutual Transitions SelectSM II	(866) 645-2362 7 a.m. - 7 p.m. Central Time
All other variable products listed above	(800) 272-2216 8 a.m. - 8 p.m. Eastern Time

For more information about the fund, read the fund prospectus. Fund prospectuses are available on our website at www.massmutual.com.

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